Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable, gross – current	¥ 824,487,072	¥ 526,822,932
Accounts receivable, gross – non-current	54,638,516
Less: allowance for credit losses	(86,697,899)
Accounts receivable, net	¥ 792,427,689	¥ 526,822,932